COLT 2022-2 ABS-15G

Exhibit 99.8

Loan Level Exceptions

Run Date - XX/XX/XXXX

Recovco Loan ID	Loan #1	Loan #2	Dummy ID	Project Name	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Resolved Exceptions	Waived Exceptions
F23SBHYEOV3	XXXXXX	XXXXXXXX	4350095035	XXXXXXXX	3	2	3	3	1	2	1	1	*** (OPEN) Occupancy does not meet eligibility requirement(s) - EV 2
														COMMENT: This is an Employee loan Purchase of an investment property with 2-units. Guidelines 3.10 state: Loans to employees of XXX are allowed for primary residence and second homes only. The loan file contains an approved Exception Request for investment occupancy for XXX employee p.194. The exception in file on page 194 is cut off and does not list out the full comments and line 20 compensating factors.	*** (CURED) Value used by lender not supported - EV R COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.
G40APV5FMH0	XXXXXX	XXXXXXXX	4350095044	XXXXXXXX	3	1	1	1	3	1	1	1	*** (CURED) TRID - Zero tolerance violation - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Attorney Review Fee on disclosure XX/XX/XXXX was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within 3 business days of the change.  A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a date for the  change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label).

*** (CURED) TRID CD at consummation - EV R
															COMMENT: The file does not contain evidence that a CD was provided on the day the mortgage was signed and notarized. The last CD available in the file was issued on XX/XX/XXXX and received by the consumer on XX/XX/XXXX after consummation. If a CD was provided at consummation, provide for testing. If CD was received electronically, please provide evidence of receipt as well as the e-Consent.
ZUYHDGUWTEP	XXXXXX	XXXXXXXX	4350095204	XXXXXXXX	3	2	3	1	3	2	1	1	*** (OPEN) DTI/Residual income outside of guidelines (ATR) - EV 2
COMMENT:   The audit income used the most current consecutive 24 months bank statement with account #XXXXXX & #XXX Chase.  This reflected a 56.6% DTI which exceeded the 50% maximum limit. The lender income WS on page 742 appears to have combined additional bank statements.  Exception in file for two businesses with less than 24 months income.  Sch C business has 17 months and other business contains 21 months for acct XXX and 8 months for acct XXX as all funds were moved from XXX to XXX.  Usage of rental income without receipt to borrower and property manager.  These exceptions were based on the following compensating factors, 10 year mortgage history showing depth of credit, $XXX monthly in residual income, 12 years employment as a dentist. Exception on page 1057.

*** (OPEN) Missing Documentation - EV 2
COMMENT:   The lender allowed several exceptions: 1 x -1x30 in last 12 months 4/21 on mtg that has been paid in full, use of rents without receipt to borrower- to property mgr, allow use of 17 months bus stmts for Sch C business vs. 24 (income based on 24 months),  allow use of 21 months for acct XXX w/add'l 8 months for #XXX vs. 24 when all income based on prior history for
acct XXX over 24 months due to funds moved to #XXX. Excpetion in file on page 1057 dated XXX 12,XXX. The compensating factors listed were 12 years employment, $XXX residual income, 10 year mortgage history and 12 years employment stability.	*** (CURED) ROR funding date before end of required rescission period - EV R
															COMMENT: The loan failed the Right of Rescission test. The funding date is before the third business day following consummation. The consumer XXXexercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD/PCCD issued on XX/XX/XXXX, the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX. The defect can be cured by providing the true funding date.
MQFFE5CBJFT	XXXXXX	XXXXXXXX	4350095042	XXXXXXXX	3	1	1	1	3	1	1	1	*** (CURED) ROR funding date before end of required rescission period - EV R
															COMMENT: The loan failed the Right of Rescission test. The funding date is before the third business day following consummation. The consumer XXXexercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD/PCCD issued on XX/XX/XXXX, the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX. The defect can be cured by providing the true funding date.
0TYATE0MKGZ	XXXXXX	XXXXXXXX	4350095276	XXXXXXXX	3	2	3	3	3	2	1	2	*** (OPEN) Missing Documentation - EV 2
COMMENT:   The 5th Street Program Guidelines dated XX/XX/XXXX reflects "Statements must be consecutive and reflect the most recent months available". The subject loan closed XX/XX/XXXX, but the file only has the most recent statement ending XX/XX/XXXX. The XXXand  XXX  statements are missing.

*** (OPEN) Missing Documentation - EV 2
COMMENT:   The 5th Street Program Guidelines dated XX/XX/XXXX requires asset Sourced or seasoned for 60 days (2 most recent months of statements required)". The subject loan closed XX/XX/XXXX, but the file only has the most recent statement ending XX/XX/XXXX. The XXXand  XXX  statements are missing to support required reserves.

*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
COMMENT: This loan failed the post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date, XX/XX/XXXX. The PCCD was provided to correct the following item(s): final charges. Per TRID regulation, corrected disclosures must be issued no later than 60 days after consummation. Defect has no cure. "	*** (CURED) ROR funding date before end of required rescission period - EV R
															COMMENT: "The loan failed the Right of Rescission test. The funding date is before the third business day following consummation. The consumer XXXexercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD issued on XX/XX/XXXX, the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX. The defect can be cured by providing the true funding date. "
FBFG2MKCMQU	XXXXXX	XXXXXXXX	4350094723	XXXXXXXX	3	1	1	3	1	1	1	1	*** (CURED) Property listed for sale in past 12 months - EV R
															COMMENT: Per a subject property mortgage history statement provided on page 94 of the file, the property was purchased XXX XXX. The property was then refinanced XX/XX/XXXX. Preliminary title does not provide a 24 month chain of title. Unable to document purchase price in XXX XXX.
3LSWVRAXKJQ	XXXXXX	XXXXXXXX	4350094715	XXXXXXXX	3	1	1	3	1	1	1	1			*** (CURED) Pre-closing AVM does not support value at origination - EV R COMMENT: The loan file contains an AVM that does not support the appraisal's value.
BST4TSEAQY5	XXXXXX	XXXXXXXX	4350094737	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT:   loan file review completed and the note and mortgage are missing from the file. Unable to verify without. Requested them for review.

*** (CURED) Note is missing or unexecuted - EV R
															COMMENT: loan file review completed and the note and mortgage are missing from the file. Unable to verify without. Requested them for review.
EV30IFPGNM5	XXXXXX	XXXXXXXX	4350095203	XXXXXXXX	3	2	3	1	3	2	1	1	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl 2)
COMMENT: The loan exceeded the maximum 80% LTV due to rural property. The lender made an exception on page 657 with compensating factors of employment stability and credit/mortgage history.	*** (CURED) Mortgage history for primary residence less than 12 months - EV R
															COMMENT: The loan file was missing the VOR and/or cancelled checks for the rental history. Guidelines require a 12 month housing history for the residence. The lease on page 586 is a private landlord.
ICMW4WXUV02	XXXXXX	XXXXXXXX	4350094733	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing proof of hazard insurance - EV R
															COMMENT: The file does not include a copy of the hazard insurance declarations for the subject property, including minimum required rent-loss coverage. A copy of that required document must be obtained and uploaded to the file.
5UTGMCYIM3G	XXXXXX	XXXXXXXX	4350095205	XXXXXXXX	3	1	3	2	1	1	1	1			*** (CURED) Missing income documentation (ATR) - EV R COMMENT: Missing type of business XXX is and how long the business has been acitve.
QXEC0PSY3MY	XXXXXX	XXXXXXXX	4350094854	XXXXXXXX	3	1	1	3	1	1	1	1			*** (CURED) Missing flood cert - EV R COMMENT: File is missing Flood cert.
Q1TLDMVNJLD	XXXXXX	XXXXXXXX	4350095277	XXXXXXXX	3	2	2	1	3	2	1	1	*** (OPEN) Comp Factor: High Qual Credit Score - EV 2
COMMENT: (Pg. 1) LTV Exception for 70%. Per Lender guidelines Bank Statement Matrix the Maximum LTV 70% base on loan amount up to $XXX. Exception approved XX/XX/XXXX with compensating Factors: Low DTI, 6 Months reserves and borrower has very little revolving debt. Fico Score 661 below the minimum required Fico Score of 720 for 70% LTV Cash-Out refinance for loan over $XXX	*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date, XX/XX/XXXX. The PCCD was provided to correct the following item(s): disbursement date. Per TRID regulation, corrected disclosures must be issued no later than 60 days after consummaton. Defect has no cure.

*** (CURED) ROR funding date before end of required rescission period  - EV R
															COMMENT: The loan failed the Right of Rescission test. The funding date is before the third business day following consummation. The consumer XXXexercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD/PCCD issued on XX/XX/XXXX, the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX. The defect can be cured by providing the true funding date.
0AWQOOOGV0V	XXXXXX	XXXXXXXX	4350095278	XXXXXXXX	3	1	1	3	3	1	1	1	*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date, XX/XX/XXXX. The PCCD was provided to correct the following item(s): disbursement date. Per TRID regulation, corrected disclosures must be issued no later than 60 days after consummaton. Defect has no cure.

*** (CURED) ROR funding date before end of required rescission period  - EV R
															COMMENT: The loan failed the Right of Rescission test. The funding date is before the third business day following consummation. The consumer XXXexercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD/PCCD issued on XX/XX/XXXX, the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX. The defect can be cured by providing the true funding date.
PWGTSBBVAWB	XXXXXX	XXXXXXXX	4350095040	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
															COMMENT: The URLA p. 45, Settlement Statement p.235 and Property Detail Report p. 343 for the property XXX , reflects a XXX in the amount of $XXX. The file is missing verification of the monthly payment and the pay history for this loan. Additionally, the file is missing confirmation of the HOA fee.
IVISJWSHLVH	XXXXXX	XXXXXXXX	4350095097	XXXXXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
COMMENT: The file has an Exception Request Form p.1 for LTV to 85% showing comp factors of Low DTI, 6 months reserves and housing history 0 x30. Guidelines show max LTV for this transaction is 75%.	*** (CURED) Missing Documentation - EV R
															COMMENT: The Note is in the borrowers name,XXX only. However, the Purchase Agreement p. 202 is not in the borrowers name. Additionally, the appraisal shows both units are currently rental occupied p. 159, and the CD p. 425 shows the borrower was credited for the rental income for the month of closing. The file does not support the subject is a second home.
NOZ4CGJHP1N	XXXXXX	XXXXXXXX	4350095087	XXXXXXXX	3	1	3	3	3	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The final URLA reflects a new purchase with an $XXXmortgage and an $XXX monthly payment. However, the documentation to verify this new debt is missing and unable to confirm the borrower has sufficient reserves.

*** (CURED) ROR funding date before end of required rescission period  - EV R
															COMMENT: The loan failed the Right of Rescission test. The funding date is before the third business day following consummation. The consumer XXXexercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD issued on XX/XX/XXXX, the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX. The defect can be cured by providing the true funding date.
1CHVIIBMVQI	XXXXXX	XXXXXXXX	4350095043	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
															COMMENT: The file is missing verification of the borrowers primary residence housing payment. Specifically missing verification of HOA fee, Insurance and taxes.
IGXCCZQQYJZ	XXXXXX	XXXXXXXX	4350094822	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
															COMMENT: The file does not include copies of mortgage payment histories for XXX-XXX XXX and XXX-XXX XXX , properties. These loans both opened duringXXX. Copies of VOMs for each of these loans must be obtained and uploaded to the file.
NDRUCS4RDWX	XXXXXX	XXXXXXXX	4350094820	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The 1003 reflects the guarantor is a Permanent Resident Alien.  The file does not contain either an unexpired I-551 card or an unexpired temporary I-551 stamp on an unexpired foreign passport reading “Processed for I-551 Temporary Evidence of Lawful Admission for Permanent Residence. Valid until MM-DD-YY. Employment Authorized.”
A copy of the indicated required documentation must be obtained and uploaded to the file.

*** (CURED) Missing Documentation - EV R
COMMENT:   Per the appraisal, the subject land is held in Leasehold.  Guidelines require the lease must run five years beyond the maturity date of the mortgage.  A copy of the underlying lease (and any subleases) are required but not found in the file.  A copy of the land lease(s) must be obtained and uploaded to the file.

*** (CURED) Mortgage history for primary residence less than 12 months - EV R
															COMMENT: The loan application reflects the borrower has owned the primary residence for 7 years. Either a credit supplement or a VOM for the mortgage on the primary residence, reflecting minimum 12 months payment history must be obtained and uploaded to the file.
OBXQ505UKEW	XXXXXX	XXXXXXXX	4350095039	XXXXXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Cash reserves less than required by guidelines - EV 2
COMMENT: Guidelines state need 3 months reserves. The borrower verified 2.926 mths reserves in the amount of $XXX The borrower is short verification of $XXX for reserves.	*** (CURED) Missing Documentation - EV R
															COMMENT: Non-QHEM Underwriting Guidelines dated XX/XX/XXXX reflect the requirement for the most recent 12 months of personal bank statements. The P&L provided is dated XX/XX/XXXX through XX/XX/XXXX. The file does have an account printout but it covers the period XX/XX/XXXX through XX/XX/XXXX. The file is missing the XXX XXX bank statement from XX/XX/XXXX through XX/XX/XXXX.
3GGJBSSZHRJ	XXXXXX	XXXXXXXX	4350095036	XXXXXXXX	3	2	3	1	2	1	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2 COMMENT: Loan is higher priced and it meets the Escrow and Appraisal Requirements.	*** (CURED) Missing Documentation - EV R
															COMMENT: XXX Guidelines dated XX/XX/XXXX, Homeowners Plus Matrix reflects the requirement for the pay history to be no more than 1x30 in the most recent 12 months. The file is missing the pay history for the Mortgage Clearing Corp loan for the most recent months XXX through XXX .
HBJ40FLQ3ZF	XXXXXX	XXXXXXXX	4350094729	XXXXXXXX	3	1	3	1	1	1	1	1			*** (CURED) Missing Doc - EV R COMMENT: Missing condo questionnaire
RO215IPJUV1	XXXXXX	XXXXXXXX	4350094725	XXXXXXXX	3	2	3	1	1	2	1	1	*** (OPEN) DSCR Is Not Eligible - EV 2 COMMENT: DSCR of 0.70 is below 1.0 required per guidelines. For loan amounts of over $XXX, DSCR of 1.0 is required.	*** (CURED) Missing Doc - EV R
															COMMENT: Guidleines required the Fannie Mae form 1077 - Project Questionnaire - Short Form or Fannie Mae form 1076 - Project Questionnaire - Long Form, which was not in the file.
05TKNBBSQ3I	XXXXXX	XXXXXXXX	4350095109	XXXXXXXX	3	2	3	1	2	2	1	1	*** (OPEN) Original CLTV does not meet eligibility requirement(s) - EV 2
COMMENT:   The product matrix reflects bank statement program up to 1mm loan amount to 85% LTV and 760 credit score.   This loan is 90% with a credit score of 704.  Need exception from lender.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
COMMENT:   The product matrix reflects bank statement program up to 1mm loan amount to 85% LTV and 760 credit score.   This loan is 90% with a credit score of 704.  Need exception from lender.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT: The product matrix reflects bank statement program up to 1mm loan amount to 85% LTV and 760 credit score. This loan is 90% with a credit score of 704. Need exception from lender.	*** (CURED) Missing asset documentation (ATR) - EV R
															COMMENT: There are three large deposits intoXXX# XXX - $XXX on XX/XX, $XXX and $XXX on XX/XX. Need source of funds for all and have underwriter re evaluate upon reciept of same.
2AYLWPVZNWG	XXXXXX	XXXXXXXX	4350094853	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Loan does not conform to program guidelines - EV R
COMMENT:   1004 appraisal provided in original file shows property is a Single Family Residence.  Property is a 5 bedroom home.  Borrower shows leases for 5 different individuals renting on a weekly basis.  Leases provided are all dated XX/XX/XXXX.  Borrower did not purchase property until XX/XX/XXXX.  Signature on each lease is dated XX/XX/XXXX.

*** (CURED) Participant list - EV R
															COMMENT: Credit Plus Fraud plus shows high risk indicator - Class appraisal - hit for custom watch list. Appraisal was transfered to Client from another Lender.
KXVDVFY4GYB	XXXXXX	XXXXXXXX	4350094825	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Income documentation does not meet guidelines - EV R
															COMMENT: Missing lease agreement for subject property. Per guidelines, lease agreement is required on all tenant occupied properties for refinances.
XUNDEVYI4LK	XXXXXX	XXXXXXXX	4350094734	XXXXXXXX	3	1	3	1	1	1	1	1			*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R COMMENT: Loan file does not contain any HUDs.
PWPBVY3B14C	XXXXXX	XXXXXXXX	4350094821	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   Final signed HUD-1 is missing.

*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT:   Mortgage is missing

*** (CURED) Note is missing or unexecuted - EV R
															COMMENT: Note is missing
R1UFCRNELVA	XXXXXX	XXXXXXXX	4350094814	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Guarantor 1 OFAC Not CLEAR - EV R
COMMENT:   A copy of the OFAC review document is not found in the file documents.  A copy of this required document must be obtained and uploaded to the file.

*** (CURED) Missing Documentation - EV R
COMMENT:   A copy of the Operating Agreement for the subject borrower entity is not found in the file documents.  A copy of that required document, which states the guarantor's percentage ownership interest in the borrower entity, must be obtained and uploaded to the file.

*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT:   The file documents do not include a copy of the mortgage/deed of trust instrument for the subject transaction.  A copy of that required document must be obtained and uploaded to the file.

*** (CURED) Note is missing or unexecuted - EV R
															COMMENT: A copy of the subject loan note is not found in the file documents. A copy of that required document must be obtained and uploaded to the file.
CPZYPZJXJZD	XXXXXX	XXXXXXXX	4350094728	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Foreclosure History does not meet guidelines - EV R
															COMMENT: The file does not include evidence of the completion of the foreclosure action dated XX/XX/XXXX for the XXX, property (pg. 149). A copy of that required document must be obtained and uploaded to the file
TWQQAGYLEGO	XXXXXX	XXXXXXXX	4350094917	XXXXXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV 2
COMMENT: There is an approved exception in the file for the subject 85% Cash-Out LTV (Pg 424) with compensating factors noted as 8 years of mortgage history and DSCR >1.2%. 2-months PITI reserves were met using the cash-out to the Borrower.	*** (CURED) Entity Evidence of signatory authority - EV R
															COMMENT: Missing the subject LLC documentation verifying entity membership; state or federal licensing entity ID number; and certificate of good standing. The subject loan was in the name of XXX (Pg 310); however, the LLC documentation in the file was for XXX.
1GQJLPVSD2Y	XXXXXX	XXXXXXXX	4350095032	XXXXXXXX	3	1	3	1	2	1	1	1	*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   The file contained evidence of two additional obligations not noted on the URLA $XXX monthly for cosmetology school (p201) and $XXX monthly for a banking overdraft loan (p344). The lender omitted the overdraft loan from the DTI calculations and disregarded the cosmetology debt by including reserves to cover the remaining payments. However, lender guidelines did not allow installment debts to be disregarded unless paid off in full prior to closing. Per CHL Expanded Credit Guidelines - Retail XX/XX/XXXX, section 5.1 (p22), "Installment debts cannot be paid down to 10 payments or less to exclude the payment from the ratios. Excluding an installment payment can only be done by paying off the account in full and documenting the assets to do so with a 60 day seasoning of the asset." The resulting DTI of 46.63% exceeded the program maximum of 45.00%.

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
															COMMENT: The file contained evidence of two additional obligations not noted on the URLA $XXXmonthly for cosmetology school (p201) and $XXX monthly for a banking overdraft loan (p344). The lender omitted the overdraft loan from the DTI calculations and disregarded the cosmetology debt by including reserves to cover the remaining payments. However, lender guidelines did not allow installment debts to be disregarded unless paid off in full prior to closing. Per CHL Expanded Credit Guidelines - Retail XX/XX/XXXX, section 5.1 (p22), "Installment debts cannot be paid down to 10 payments or less to exclude the payment from the ratios. Excluding an installment payment can only be done by paying off the account in full and documenting the assets to do so with a 60 day seasoning of the asset." The resulting DTI of 46.63% exceeded the program maximum of 45.00%.
WM35QMDFCSV	XXXXXX	XXXXXXXX	4350095275	XXXXXXXX	3	2	3	1	2	2	1	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT: The credit score is 699. Per program matrix the score for 75% LTV cash out needs to be 760. an exception was received for the 699 FICO to allow 75% LTV date XX/XX/XXXX, based on the following compesating factors. Low DTI of 34.20, 4 years on the job, 6 monhts reserves, high discretionary, years in home and housing 0 x 30.	*** (CURED) Credit history insufficient/does not meet guidelines (ATR) - EV R
COMMENT:   Unable to determine the mortgage payment history from borrower or family member - require twelve months verification that borrower is paying mortgage.

*** (CURED) Title issue - EV R
															COMMENT: Title does not reflect the transfer of ownership to borrower in XXX/XXX. A copy of the Quit Claim Deed or updated title is required.
AVO0BGW242O	XXXXXX	XXXXXXXX	4350094880	XXXXXXXX	3	1	3	1	1	1	1	1			*** (CURED) Condo / PUD rider Missing - EV R COMMENT: The Condo Rider is missing from the loan file.
CZEZMUV0NZY	XXXXXX	XXXXXXXX	4350095289	XXXXXXXX	3	2	3	1	3	2	1	1	*** (OPEN) LTV Exception >5% and <10% - EV 2
COMMENT: Pg 418 Credit Exception Request 85% LTV on a Cash Out. The max LTV on a Cash out is 80% Exception approved XX/XX/XXXX for 85% cash out with the following compensating factors, 12 months reserves vs. 6 months required, 4 years employment statiblity.	*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R
COMMENT:   The initial and/or any revised Loan Estimate is missing. As a result, a full review for compliance with timing and tolerance requirements could not be performed. The defect can be cured by providing the initial and any revised Loan Estimates that were issued to the consumer.

*** (CURED) Homeownership Counseling List - EV R
COMMENT:   The Homeownership Counseling Disclosure (HOC) is missing. The defect can be cured by providing evidence that shows the disclosure was provided to the consumer within 3-business days of application, XX/XX/XXXX.The defect can be resolved by providing evidence showing the document was issued to the consumer within 3 buisness days of application.

*** (CURED) Missing income documentation (ATR) - EV R
COMMENT:   Per the guidelines,  2 months of  business bank statements are required to use personal bank statements to qualify.

*** (CURED) Missing sufficient employment documentation (ATR) - EV R
COMMENT:   Per the guidelines, verification of  2 years history is required for self-employed borrowers.

*** (CURED) Notice of Servicing Transfer missing or unexecuted - EV R
															COMMENT: The Notice of Servicing Transfer is missing.
GZGJV0ED4KZ	XXXXXX	XXXXXXXX	4350095226	XXXXXXXX	3	2	3	1	3	2	1	2	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl 2)
COMMENT:   (Pg.3) Lender Guidelines Matrix 7.14.21; Max 80% LTV/CLTV. (Pg. 1171) Exception to the Guideline: Max LTV 80%. Exception requested LTV 85%. Approved XX/XX/XXXX: Compensating Factors: 19 years in current job, Employment Stability 29 years.

*** (OPEN) LTV Exception 5% or Less - EV 2
COMMENT:   (Pg.3) Lender Guidelines Matrix 7.14.21; Max 80% LTV/CLTV. (Pg. 1171) Exception to the Guideline: Max LTV 80%. Exception requested LTV 85%. Approved XX/XX/XXXX: Compensating Factors: 19 years in current job, Employment Stability 29 years.

*** (OPEN) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date, XX/XX/XXXX. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (CURED) ComplianceEase TRID Tolerance Test Failed #3 - EV R
															COMMENT: The loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ). The decrease to lender credits on PCCD XX/XX/XXXX was not accepted because the decrease occurred after consummation. The lender credits in the amount of $XXX and disclosed on the last revised CD (XX/XX/XXXX) were removed on the PCCD. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing an updated PCCD with correct figures as well as proof (ALTA statement) that shows the consumer received the credit at disbursement. The following documents are required as well: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
ZB31DO25DSG	XXXXXX	XXXXXXXX	4350094943	XXXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R
COMMENT:   The loan is an HPML. Evidence that a copy of a written appraisal with interior photos and  performed by a certified appraiser was provided to the consumer is missing. Per Regulation, a creditor shall provide to the consumer a copy of any written appraisal performed in connection with a HPML. The defect can be resolved by providing evidence that shows the consumer received a copy of the appraisal report.

*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT:   Guidelines require 12 months bank statements however the file has only 11 months of statements.

*** (CURED) Missing TRID RESPA Disclosures - EV R
															COMMENT: The initial and/or any revised Loan Estimate is missing. As a result, a full review for compliance with timing and tolerance requirements could not be performed. The defect can be cured by providing the initial and any revised Loan Estimates that were issued to the consumer.
AFUFTKKUAFP	XXXXXX	XXXXXXXX	4350095031	XXXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase/addition to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Appraisal Fees. A cost to cure in the amount of XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) Transmittal (1008) is Missing - EV R
COMMENT:   The loan file did not contain a copy of a Form 1008 - Uniform Underwriting and Transmittal Summary or an Underwriting worksheet as required.

*** (CURED) TRID CD at consummation - EV R
															COMMENT: The file does not contain evidence that a CD was provided on the day the mortgage was signed and notarized. The last CD available in the file was issued on XX/XX/XXXX and received by the consumer on XX/XX/XXXX. If a CD was provided at consummation, provide for testing. If CD was received electronically, please provide evidence of receipt as well as the e-Consent.
4OHI1SX2ENJ	XXXXXX	XXXXXXXX	4350095038	XXXXXXXX	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
															COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Points-Loan Discount Fee on disclosure XX/XX/XXXX was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within 3 business days of the change. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
TADH210SEAI	XXXXXX	XXXXXXXX	4350095288	XXXXXXXX	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
															COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Collateral Desktop Analysis Fee. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
FO1FJ13TWQX	XXXXXX	XXXXXXXX	4350095069	XXXXXXXX	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
															COMMENT: "This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on XX/XX/XXXX and XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Appraisal Fee and Attorney Review Fee. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). "
KFZV0FAWSHO	XXXXXX	XXXXXXXX	4350095208	XXXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) ComplianceEase State Regulations Test Failed - EV R
COMMENT:   This loan failed the per diem interest amount test. (CA Bus. Prof. Code §2948.5) The per diem interest amount charged on the loan ($XXX) exceeds the per diem interest charge or credit threshold ($XXX). PLEASE NOTE: An additional $1 buffer was not included in the per diem interest charge or credit threshold displayed above based on the client preferences configured on the per diem interest settings page.

*** (CURED) Missing income documentation (ATR) - EV R
															COMMENT: In order to qualify using 12 months personal bank statements, two months business bank statements are required.
SPVCMSS04YR	XXXXXX	XXXXXXXX	4350094739	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) LTV Requirement (Fail) - EV R
COMMENT:   The guidelines allow a maximum LTV of 75% when the DSCR is less than 1.00.  The subject loan closed with a DSCR of .72% and a LTV of 80%.

*** (CURED) Original CLTV does not meet eligibility requirement(s) - EV R
COMMENT:   The guidelines allow a maximum LTV of 75% when the DSCR is less than 1.00.  The subject loan closed with a DSCR of .72% and a LTV of 80%.

*** (CURED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV R
															COMMENT: The guidelines allow a maximum LTV of 75% when the DSCR is less than 1.00. The subject loan closed with a DSCR of .72% and a LTV of 80%.
04RWYUWCPYH	XXXXXX	XXXXXXXX	4350094823	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) LTV Requirement (Fail) - EV R
COMMENT:   Appraisal states property is rural.  Per matrix max LTV for rural properties is 70%.  Loan closed at 80% LTV.

*** (CURED) Original CLTV does not meet eligibility requirement(s) - EV R
COMMENT:   Appraisal states property is rural.  Per matrix max LTV for rural properties is 70%.  Loan closed at 80% LTV.

*** (CURED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV R
															COMMENT: Appraisal states property is rural. Per matrix max LTV for rural properties is 70%. Loan closed at 80% LTV.
OCA5SH1KK43	XXXXXX	XXXXXXXX	4350095209	XXXXXXXX	3	1	3	3	3	1	1	1	*** (CURED) AUS: File does not contain all AUS Reports run - EV R
COMMENT:   The final AUS (DU Approve/Eligible) is required.

*** (CURED) ComplianceEase State Regulations Test Failed - EV R
COMMENT:   This loan failed the per diem interest amount test. (CA Bus. Prof. Code §2948.5).  The per diem interest amount charged on the loan ($XXX) exceeds the per diem interest charge or credit threshold ($XXX).

*** (CURED) Missing flood cert - EV R
															COMMENT: The flood cert is a required document.
NCZLNQEGNTC	XXXXXX	XXXXXXXX	4350094942	XXXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) AUS: File does not contain all AUS Reports run - EV R
COMMENT:   Per guidelines, 1.18 Alternative loan reviews - Missing AUS findings as evidence that borrower is not eligible for financing through a GSE or Government loan program.

*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R
COMMENT:   The loan is an HPML. Evidence that a copy of a written appraisal with interior photos and  performed by a certified appraiser was provided to the consumer is missing. Per Regulation, a creditor shall provide to the consumer a copy of any written appraisal performed in connection with a HPML. The defect can be resolved by providing evidence that shows the consumer received a copy of the appraisal report.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The initial and/or any revised Loan Estimate is missing. As a result, a full review for compliance with timing and tolerance requirements could not be performed. The defect can be cured by providing the initial and any revised Loan Estimates that were issued to the consumer.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.

*** (CURED) Notice of Servicing Transfer missing or unexecuted - EV R
															COMMENT: Missing The Notice of Servicing Transfer from file.
SVIJB1M0IET	XXXXXX	XXXXXXXX	4350094941	XXXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) AUS: File does not contain all AUS Reports run - EV R
COMMENT:   Per guidelines date XX/XX/XXXX- section 1.18 Alternative Loan Review/AUS  Per this section on Full documentation loans, evidence the borrower is not eligible for financing through GSE/Government an UAS findings is required on all full documentation loans.

*** (CURED) ComplianceEase TILA Test Failed - EV R
															COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.
0ICKFN1ZBJS	XXXXXX	XXXXXXXX	4350095207	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURXXX #XXX XX/XX/XXXX $XXX. + $XXX + the EMD $XXX = $XXX The CTC = $XXX. Short funds to close by $XXX

*** (CURED) Missing Documentation - EV R
COMMENT:   Pages 2 - The box for the flood zone in the  "site" section of the appraisal is not marked yes or no.  The site section of the appraisal needs to update to show the correct answer.

*** (CURED) Missing asset documentation (ATR) - EV R
															COMMENT: There is no document in the file that sources this large deposit. Pg 91 WF #XXX Checking - $XXX the large sum was deposited on XX/XX/XXXX.
SBD5BXNE4OM	XXXXXX	XXXXXXXX	4350095041	XXXXXXXX	3	1	3	1	2	1	1	1	*** (CURED) Assets are not sufficient to close - EV R
COMMENT:   The final CD reflects the borrower required $XXX at the close of the subject loan. Assets of $XXX were verified. The URLA reflects the Lender included an RV loan in the amount of $XXX pgs. 25 & 52 as an asset. Additionally, the CD reflects ernest money deposits of $XXX however only $XXX was verified. As a result the borrower is short verified assets of XXX to close the subject loan.

*** (CURED) Cash reserves less than required by guidelines - EV R
															COMMENT: Non-QHEM Underwriting Guidelines dated XX/XX/XXXX, p. 10 reflects the requirement of 3 months reserves for the subject loan. The file is short verification of $XXX required reserves.
VCPPEQ354OO	XXXXXX	XXXXXXXX	4350095202	XXXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) Assets are not sufficient to close - EV R
COMMENT:   Per the 1003, The borrower has over $XXX in assets.  The statements only verify $XXX  This includes the EMD.  Short to close $XXX

*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   The loan is understated understated by $XXX The following fees were included in the calculation: Points - Loan Discount Fee paid by Borrower: $XXX, Collateral Desktop Analysis Fee paid by Borrower: $XXX Flood Certification - Single Charge or Life of Loan paid by Borrower: $XXX Lender Fee paid by Borrower: $XXX Notary Fee paid by Borrower:XXX,Prepaid Interest paid by Borrower: $XXX and Title Closing/Escrow Fee paid by Borrower: $XXX. The defect can be cured by reimbursing the consumer or providing informaton as to why the violation is invalid.

*** (CURED) Missing asset documentation (ATR) - EV R
COMMENT:   Per the 1003, The borrower has over $XXX in assets.  The statements only verify $XXX  This includes the EMD.  Short to close $XXX

*** (CURED) Missing TRID RESPA Disclosures - EV R
															COMMENT: The transaction funded prior to consummation. Per the CD issued XX/XX/XXXX the transaction funded on XX/XX/XXXX; however, consummation took place on XX/XX/XXXX. The defect can be resolved by providing the true funding date.
WR5IYY2PENS	XXXXXX	XXXXXXXX	4350095111	XXXXXXXX	3	1	3	3	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: secondary appraisal not received.
JOAZZZMHBKV	XXXXXX	XXXXXXXX	4350094740	XXXXXXXX	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Loan file is missing a CU Score less than 2.5 or a third party valuations to support the origination value.
EVPVIYJ4IBK	XXXXXX	XXXXXXXX	4350094724	XXXXXXXX	3	2	3	3	1	2	1	1	*** (OPEN) Credit score does not meet guidelines - EV 2 COMMENT: Borrowers credit score 670 does not meet the required score of 680 for cash out refinance (Investor option 1 matrix).	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   Additional valuation is missing to support the appraised value of $XXX The loan file does contain FNMA UCDP, however, the CU risk score is >2.5 (2.6) refer to page 252.

*** (CURED) Mortgage missing / unexecuted - EV R
															COMMENT: Mortgage is missing from the loan file.
L2WBMRCCG1T	XXXXXX	XXXXXXXX	4350094855	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The file does not include a copy  of the title report which includes the minimum required amount of lender coverage for the subject transaction.  A copy of that required document must be obtained and uploaded to the file.

*** (CURED) Mortgage missing / unexecuted - EV R
															COMMENT: File did not contain a mortgage in loan images or original file. A copy of that required document must be obtained and uploaded to the file.
02ZSBZJQZJT	XXXXXX	XXXXXXXX	4350095114	XXXXXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
														COMMENT: The file has an Exception Request Form p.1 for Limited Credit- using broker's credit score one score provided 714. Our credit has no scores. NPRA. Comp factors listed are LTV, Low DTI and 6 months reserves.
4AXZ54ZG2XZ	XXXXXX	XXXXXXXX	4350095281	XXXXXXXX	2	2	2	1	2	2	1	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
														COMMENT: Representative credit score is 626. The file has an Exception Request Form p.1 for the FICO. Comp factors of 6 months reserves and borrower paying off 30+ accounts. Guidelines show the requirement for a 660 FICO for the subject loan.
DQJZ3ZN2ALO	XXXXXX	XXXXXXXX	4350095083	XXXXXXXX	3	2	1	3	1	1	2	1	*** (OPEN) Property Type unacceptable under guidelines - EV 2
														COMMENT: 5th Street Capital Underwriting Guidelines p. 20 reflects properties zoned agricultural and eligible if the agricultural activities represent the borrowers hobby. The subject property is agricultural and includes the borrower main employment as a vineyard which does not meet guideline requirements. Exception received dated XX/XX/XXXX for allowance of income producing land for under a transaction of a borrowers primary residence. Compensating factors are LTV, Low DTI, 6 months reserves, high discretionary and 0 x 30 housing history.
YZUQQM1XNYI	XXXXXX	XXXXXXXX	4350095116	XXXXXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
														COMMENT: The file has an Exception Request Form p.1 for LTV to 85% showing comp factors of Low DTI, years on job, housing history 0x30 and reserves are 12 months. Guidelines show max LTV of 75% for the subject transaction.
KY1XIRGQUGP	XXXXXX	XXXXXXXX	4350095280	XXXXXXXX	2	2	2	1	2	2	1	1	*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
														COMMENT: The 5th Street Capital Bank Statement Matrix reflects the max LTV for a cash out refinance with a 725 credit score is 70%. The subject loan closed with a 75% LTV. The file contained an approve Exception request Form p. 1 noting comp factors of; Low DTI, 6 months reserves, High discretionary income and Housing history 0x30.
VR1EIPORW54	XXXXXX	XXXXXXXX	4350095090	XXXXXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Original CLTV does not meet eligibility requirement(s) - EV 2
COMMENT:   Maximum allowed LTV is 85% for a primary residence purchase transaction with bank statement income, the subject LTV is 90%.  XX/XX/XXXX:  Exception received for allowing 90% CLTV on primary residence purchase using bank statement income with FICO 753 vs 760.  XX/XX/XXXX:  Exception received for allowing 90% CLTV on primary residence purchase using bank statement income with FICO 753 vs 760.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
COMMENT:   Maximum allowed CLTV is 85% for a primary residence purchase transaction with bank statement income, the subject CLTV is 90%. XX/XX/XXXX:  Exception received for allowing 90% CLTV on primary residence purchase using bank statement income with FICO 753 vs 760.  XX/XX/XXXX:  Exception received for allowing 90% CLTV on primary residence purchase using bank statement income with FICO 753 vs 760.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
														COMMENT: Minimum required credit score for a primary residence purchase transaction with bank statement income is 760, the borrowers median credit score is 753.
XEDP1ZDYUQJ	XXXXXX	XXXXXXXX	4350095279	XXXXXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Original CLTV does not meet eligibility requirement(s) - EV 2
COMMENT:   Maximum allowed CLTV is 70% for a primary cash out bank statement program, the subject CLTV is 75%.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
COMMENT:   Maximum allowed LTV is 70% for a primary cash out bank statement program, the subject LTV is 75%.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
														COMMENT: Minimum required credit score for primary cash out bank statement program is 720, borrower's median credit score is 642.
PJ1LKFUKSKG	XXXXXX	XXXXXXXX	4350095113	XXXXXXXX	2	2	2	1	2	2	1	1	*** (OPEN) Original CLTV does not meet eligibility requirement(s) - EV 2
COMMENT:   Max CLTV 75% - Approved exception for 90% CLTV

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
COMMENT:   Max LTV 75% - Approved exception for 90% LTV

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
														COMMENT: Neither the Full Doc or Bank Statement Matrix allow for an LTV to 90% - But for the max LTV of 85% a credit score of 760 is required - Borrower mid FICO is 705 - Lender approved exception
2FUTATYIXKA	XXXXXX	XXXXXXXX	4350095283	XXXXXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Original CLTV does not meet eligibility requirement(s) - EV 2
COMMENT:   Max CLTV 65%, Approved exception for 70% LTV

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
														COMMENT: Max LTV 65%, Approved exception for 70% LTV
1ZSGL3TXBME	XXXXXX	XXXXXXXX	4350094939	XXXXXXXX	3	2	1	1	3	1	1	2	*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
														COMMENT: This loan failed the post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date, XX/XX/XXXX. . Per TRID regulation, corrected disclosures must be issued no later than 60 days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.
UWR4X0ZUWYC	XXXXXX	XXXXXXXX	4350094936	XXXXXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Missing Documentation - EV 2
														COMMENT: Missing Most Recent Bank Stmt dated XX/XX/XXXX. The Note is dated XX/XX/XXXX but the most recent statement is dated XX/XX/XXXX. Lender provided exception to allow the loan to close without the most recent bank statement. 12 months bank statements provided Lender stated compensating factors: total debt 10% below requirements, residual income of greater than 3% and employment long term over 5 years.
2XD3ICXRNAW	XXXXXX	XXXXXXXX	4350094816	XXXXXXXX	3	2	3	1	1	2	1	1		*** (OPEN) Missing Documentation - EV 2 COMMENT: File is missing the Sales contract for the sold property ( XXX , XXX , CA XXX) required for 1031 exchange (GL 12.9.10).
JFRCVCOWUVW	XXXXXX	XXXXXXXX	4350095086	XXXXXXXX	3	2	3	1	2	2	1	2	*** (OPEN) Missing Documentation - EV 2
COMMENT:   5th Street SFR Underwriting Guidelines p. 39 reflects the requirement for a two-year history of re-established credit since any bankruptcy. The file shows the borrowers bankruptcy was discharged XX/XX/XXXX. The file is missing an exception from management.

*** (OPEN) Missing TRID RESPA Disclosures - EV 2
														COMMENT: The Adjustable Rate Mortgage Loan Program Disclosure dated XX/XX/XXXX was not disclosed within 3 days of the change to an ARM program, XX/XX/XXXX. The defect can be resolved by providing evidence that shows the disclosure was provided timely.
RADMLG4U5UF	XXXXXX	XXXXXXXX	4350094815	XXXXXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Income documentation does not meet guidelines - EV 2
														COMMENT: Missing lease agreements for subject property. Per guidelines, if property is occupied, lease agreements are required. Appraisal shows all 4 units occupied, 1 unit by the borrower.
S2XZHYUZCM1	XXXXXX	XXXXXXXX	4350094879	XXXXXXXX	3	2	3	1	1	2	1	1	*** (OPEN) DSCR Is Not Eligible - EV 2
COMMENT:   DSCR of 0.88 does not meet the guideline DSCR of 1.00

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
														COMMENT: 66% LTV exceeds the guidelines 65% LTV
PD4IBRKIHEW	XXXXXX	XXXXXXXX	4350094876	XXXXXXXX	3	2	3	1	1	2	1	1	*** (OPEN) DSCR Is Not Eligible - EV 2
COMMENT:   DSCR .81 is below the guidelines requirement of 1.00.

*** (OPEN) Loan does not conform to program guidelines - EV 2
														COMMENT: Subordinate financing is with the seller; but guideline requires 2nd liens to be institutional.
IPP3VVLRUZO	XXXXXX	XXXXXXXX	4350095282	XXXXXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Cash Out Amount Exceeds Guidelines - EV 2
														COMMENT: (Pg. 12 OF 16) 5th Street Capital Gls. The guidelines required an exception which was not located in the loan file. The final CD indicated cash to borrower $XXX However, the loan exceeded the maximum cash out limit of $XXXX Exception received dated XX/XX/XXXX to allow cash out in the amount of $XXX vs guideline max of $XXX Compensating factors listed are Low DTI, 12 months reserve and high discretionary income.
WZ1NXOSGPMN	XXXXXX	XXXXXXXX	4350094877	XXXXXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV 2
COMMENT:   There is an approved exception in the file (Pg 1) due to the subject 70% LTV, 689 FICO, and 0.81% DSCR. Compensating factors were documented as 6 months reserves; 0x30 housing history; and assets to cover shortfall. Purchase 70% LTV which was 10% higher than the 60% limit for the Borrower’s 689 FICO, the minimum for 70% was a 720 score. 0.808% DSCR, which was below the minimum required 1.000% DSCR. 56 months reserves.

*** (OPEN) DSCR Is Not Eligible - EV 2
COMMENT:   There is an approved exception in the file (Pg 1) due to the subject 70% LTV, 689 FICO, and 0.81% DSCR. Compensating factors were documented as 6 months reserves; 0x30 housing history; and assets to cover shortfall. Purchase 70% LTV which was 10% higher than the 60% limit for the Borrower’s 689 FICO, the minimum for 70% was a 720 score. 0.808% DSCR, which was below the minimum required 1.000% DSCR. 56 months reserves.

*** (OPEN) Original CLTV does not meet eligibility requirement(s) - EV 2
COMMENT:   There is an approved exception in the file (Pg 1) due to the subject 70% LTV, 689 FICO, and 0.81% DSCR. Compensating factors were documented as 6 months reserves; 0x30 housing history; and assets to cover shortfall. Purchase 70% LTV which was 10% higher than the 60% limit for the Borrower’s 689 FICO, the minimum for 70% was a 720 score. 0.808% DSCR, which was below the minimum required 1.000% DSCR. 56 months reserves.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
COMMENT:   There is an approved exception in the file (Pg 1) due to the subject 70% LTV, 689 FICO, and 0.81% DSCR. Compensating factors were documented as 6 months reserves; 0x30 housing history; and assets to cover shortfall. Purchase 70% LTV which was 10% higher than the 60% limit for the Borrower’s 689 FICO, the minimum for 70% was a 720 score. 0.808% DSCR, which was below the minimum required 1.000% DSCR. 56 months reserves.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
														COMMENT: There is an approved exception in the file (Pg 1) due to the subject 70% LTV, 689 FICO, and 0.81% DSCR. Compensating factors were documented as 6 months reserves; 0x30 housing history; and assets to cover shortfall. Purchase 70% LTV which was 10% higher than the 60% limit for the Borrower’s 689 FICO, the minimum for 70% was a 720 score. 0.808% DSCR, which was below the minimum required 1.000% DSCR. 56 months reserves.
EVVTR4CJPYI	XXXXXX	XXXXXXXX	4350095079	XXXXXXXX	3	2	3	3	2	2	1	1	*** (OPEN) Assets are not sufficient to close - EV 2
COMMENT:   5th Street Capital guidelines dated XXXX/XXXXX p.14 & 15 reflects a gift can be provided by: a relative, defined as the borrower’s spouse, child, or other dependent or by any other individual who is related to the borrower by blood, marriage, adoption, or legal guardianship · a fiancé, fiancée, or domestic partner. · entities including churches, municipalities, nonprofit organizations (excluding credit unions), a regionalXXXk under one of its affordable housing programs, and public agencies. However, the gift letter p. 51 indicated the relationship as friend. As such, the $XXX is from an ineligible source and the borrower is short $32,059.28 in acceptable assets to close. The compensating factors are years on the job, 6 months reserves, housing history of 0 x 30.  Borrower has been on job for 7 years, $XXX in monthly residual income with $39.846 in reserves.

*** (OPEN) Cash reserves less than required by guidelines - EV 2
														COMMENT: 5th Street Capital Bank Statement Matrix reflects the requirement for 6 months reserves. Due to the ineligible gift, the borrower is short $XXX for 6 months reserves. XX/XX/XXXX. Exception received dated XX/XX/XXXX for the gift of $XXX from friend to be allowed. The compensating factors are years on the job, 6 months reserves, housing history of 0 x 30. Borrower has been on job for 7 years, $XXX in monthly residual income with $XXX in reserves.		*** (WAIVED) Mortgage history for primary residence less than 12 months - EV W
YFLF41QRZGW	XXXXXX	XXXXXXXX	4350095093	XXXXXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Asset do not meet guidelines - EV 2
														COMMENT: 5th Street Capital Guidelines p. 11, reflects regarding gift funds "Minimum borrower contribution -Borrowers must contribute a minimum of 5% of their own funds towards the down payment on purchase transactions." The CD p. 421, reflects the borrower only contributed 1.428%. The borrowers minimum contribution has not been met.
WD3EO1KELF1	XXXXXX	XXXXXXXX	4350094727	XXXXXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
														COMMENT: Minimum qualifying credit score for cash out refinance with 70% LTV is 660. Borrowers qualifying credit score is 655, does not meet eligibility requirements by 5 points.
01DO0YAJGMI	XXXXXX	XXXXXXXX	4350094738	XXXXXXXX	1	1	1	1	1	1	1	1
0CXJYBUH0OT	XXXXXX	XXXXXXXX	4350094819	XXXXXXXX	1	1	1	1	1	1	1	1
0JYAZDXQ0H2	XXXXXX	XXXXXXXX	4350094859	XXXXXXXX	1	1	1	1	1	1	1	1
0VYVKAMFG01	XXXXXX	XXXXXXXX	4350094878	XXXXXXXX	1	1	1	1	1	1	1	1
0YCU55EGBUY	XXXXXX	XXXXXXXX	4350094824	XXXXXXXX	1	1	1	1	1	1	1	1
1ABLSD45WV5	XXXXXX	XXXXXXXX	4350094701	XXXXXXXX	1	1	1	1	1	1	1	1
1LCXWSHRYXD	XXXXXX	XXXXXXXX	4350094712	XXXXXXXX	1	1	1	1	1	1	1	1
2E2CVQKGVOC	XXXXXX	XXXXXXXX	4350094709	XXXXXXXX	1	1	1	1	1	1	1	1
2UIJ0PLARYC	XXXXXX	XXXXXXXX	4350094704	XXXXXXXX	1	1	1	1	1	1	1	1
34GBRF3VAPH	XXXXXX	XXXXXXXX	4350094870	XXXXXXXX	1	1	1	1	1	1	1	1
4MKIXJAOGFS	XXXXXX	XXXXXXXX	4350095115	XXXXXXXX	1	1	1	1	1	1	1	1
53EUZEJPXGT	XXXXXX	XXXXXXXX	4350094865	XXXXXXXX	1	1	1	1	1	1	1	1
5ECDXPFTMTQ	XXXXXX	XXXXXXXX	4350094730	XXXXXXXX	1	1	1	1	1	1	1	1
5OBEAG2JBQQ	XXXXXX	XXXXXXXX	4350094695	XXXXXXXX	1	1	1	1	1	1	1	1
ADBPD0LHRHQ	XXXXXX	XXXXXXXX	4350095077	XXXXXXXX	1	1	1	1	1	1	1	1
AMAKH4CQ1S5	XXXXXX	XXXXXXXX	4350094702	XXXXXXXX	1	1	1	1	1	1	1	1
AVMWORLYDUV	XXXXXX	XXXXXXXX	4350094818	XXXXXXXX	1	1	1	1	1	1	1	1
B2SMITNPJSJ	XXXXXX	XXXXXXXX	4350094705	XXXXXXXX	1	1	1	1	1	1	1	1
BACFZ34TZYQ	XXXXXX	XXXXXXXX	4350094866	XXXXXXXX	1	1	1	1	1	1	1	1
BFGPPXRAFTU	XXXXXX	XXXXXXXX	4350094716	XXXXXXXX	1	1	1	1	1	1	1	1
BO3XYEI5APJ	XXXXXX	XXXXXXXX	4350094817	XXXXXXXX	1	1	1	1	1	1	1	1
BRG1FVEEUWC	XXXXXX	XXXXXXXX	4350094707	XXXXXXXX	1	1	1	1	1	1	1	1
CW50WMCDDNZ	XXXXXX	XXXXXXXX	4350094862	XXXXXXXX	1	1	1	1	1	1	1	1
CWDFZXSQNCE	XXXXXX	XXXXXXXX	4350095110	XXXXXXXX	1	1	1	1	1	1	1	1
DDHMKUT2XUW	XXXXXX	XXXXXXXX	4350094914	XXXXXXXX	1	1	1	1	1	1	1	1
DSV22LMYTKE	XXXXXX	XXXXXXXX	4350094690	XXXXXXXX	1	1	1	1	1	1	1	1
EKWRV0XZLD3	XXXXXX	XXXXXXXX	4350094867	XXXXXXXX	1	1	1	1	1	1	1	1
FBF0UDBN3RZ	XXXXXX	XXXXXXXX	4350094863	XXXXXXXX	1	1	1	1	1	1	1	1
GUUTYRWIU1G	XXXXXX	XXXXXXXX	4350094714	XXXXXXXX	1	1	1	1	1	1	1	1
H2B4GQES1Q4	XXXXXX	XXXXXXXX	4350094861	XXXXXXXX	1	1	1	1	1	1	1	1
HLBNV0N2H1O	XXXXXX	XXXXXXXX	4350094718	XXXXXXXX	1	1	1	1	1	1	1	1
HYKJKF1R3RN	XXXXXX	XXXXXXXX	4350094703	XXXXXXXX	1	1	1	1	1	1	1	1
IYIPNJQJGSE	XXXXXX	XXXXXXXX	4350094857	XXXXXXXX	1	1	1	1	1	1	1	1
JBZN2EVY3WP	XXXXXX	XXXXXXXX	4350094856	XXXXXXXX	1	1	1	1	1	1	1	1
K2LZNOKFJGT	XXXXXX	XXXXXXXX	4350094693	XXXXXXXX	1	1	1	1	1	1	1	1
KBSGKRECECV	XXXXXX	XXXXXXXX	4350094699	XXXXXXXX	1	1	1	1	1	1	1	1
KIIZJCWTTMK	XXXXXX	XXXXXXXX	4350094710	XXXXXXXX	1	1	1	1	1	1	1	1
KRPSAQ2CYDO	XXXXXX	XXXXXXXX	4350094708	XXXXXXXX	1	1	1	1	1	1	1	1
KYNYYFGEJS1	XXXXXX	XXXXXXXX	4350094731	XXXXXXXX	1	1	1	1	1	1	1	1
LQGICF22EIZ	XXXXXX	XXXXXXXX	4350094858	XXXXXXXX	1	1	1	1	1	1	1	1
LRRB4XBAA3X	XXXXXX	XXXXXXXX	4350095101	XXXXXXXX	1	1	1	1	1	1	1	1
MHGCXSMOYOK	XXXXXX	XXXXXXXX	4350094698	XXXXXXXX	1	1	1	1	1	1	1	1
MKFKWNV2MRK	XXXXXX	XXXXXXXX	4350095206	XXXXXXXX	1	1	1	1	1	1	1	1
MRZ42S54ARI	XXXXXX	XXXXXXXX	4350095089	XXXXXXXX	1	1	1	1	1	1	1	1
NQPNYQU2L1F	XXXXXX	XXXXXXXX	4350094692	XXXXXXXX	1	1	1	1	1	1	1	1
OPZVN5TOR0M	XXXXXX	XXXXXXXX	4350095088	XXXXXXXX	1	1	1	1	1	1	1	1
P4FGFBQ2HHB	XXXXXX	XXXXXXXX	4350094735	XXXXXXXX	1	1	1	1	1	1	1	1
PBN3SU0OCVD	XXXXXX	XXXXXXXX	4350094864	XXXXXXXX	1	1	1	1	1	1	1	1
Q1PVJQFJ4AI	XXXXXX	XXXXXXXX	4350094706	XXXXXXXX	1	1	1	1	1	1	1	1
QTPJEJQFVBV	XXXXXX	XXXXXXXX	4350095095	XXXXXXXX	1	1	1	1	1	1	1	1
QZVALXIG2HM	XXXXXX	XXXXXXXX	4350095033	XXXXXXXX	1	1	1	1	1	1	1	1
R4HWAI04K51	XXXXXX	XXXXXXXX	4350094700	XXXXXXXX	1	1	1	1	1	1	1	1
RHD5GLOAP5Y	XXXXXX	XXXXXXXX	4350095030	XXXXXXXX	1	1	1	1	1	1	1	1
RSLBUEDHJLG	XXXXXX	XXXXXXXX	4350094940	XXXXXXXX	1	1	1	1	1	1	1	1
RYCRQITZJFI	XXXXXX	XXXXXXXX	4350094688	XXXXXXXX	1	1	1	1	1	1	1	1
SGJ3IBI111U	XXXXXX	XXXXXXXX	4350095037	XXXXXXXX	1	1	1	1	1	1	1	1
SXZ5RUTVLAH	XXXXXX	XXXXXXXX	4350094851	XXXXXXXX	1	1	1	1	1	1	1	1
TQY0JM3TJN3	XXXXXX	XXXXXXXX	4350095108	XXXXXXXX	1	1	1	1	1	1	1	1
UBQZONZNBUH	XXXXXX	XXXXXXXX	4350094732	XXXXXXXX	1	1	1	1	1	1	1	1
VFDPLLXA1KY	XXXXXX	XXXXXXXX	4350095034	XXXXXXXX	1	1	1	1	1	1	1	1
VU2CFFQ1IB5	XXXXXX	XXXXXXXX	4350094860	XXXXXXXX	1	1	1	1	1	1	1	1
WSZTCQ25OFH	XXXXXX	XXXXXXXX	4350094691	XXXXXXXX	1	1	1	1	1	1	1	1
WUFRG4ERATX	XXXXXX	XXXXXXXX	4350094722	XXXXXXXX	1	1	1	1	1	1	1	1
XK3GAH0BUPY	XXXXXX	XXXXXXXX	4350094736	XXXXXXXX	1	1	1	1	1	1	1	1
YS5FJGUQC3H	XXXXXX	XXXXXXXX	4350094696	XXXXXXXX	1	1	1	1	1	1	1	1
Z10U0BEQ4ZA	XXXXXX	XXXXXXXX	4350094990	XXXXXXXX	1	1	1	1	1	1	1	1
ZD5XZ44SMLB	XXXXXX	XXXXXXXX	4350094711	XXXXXXXX	1	1	1	1	1	1	1	1
ZVCMC1MHNHK	XXXXXX	XXXXXXXX	4350094717	XXXXXXXX	1	1	1	1	1	1	1	1
RS3UJI0PNKR	XXXXXX	XXXXXXXX	4350095094	XXXXXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Properties > 10 acres - EV 2
														COMMENT: (Pg. 1) Exception: 80% LTV non-owner purchase, 40+ acres. Property is zone as Agricultural District. Exception approved XX/XX/XXXX with compensating Factors: Low DTI, Years on job, Housing history 0x30.
ZUCFRKKIPUA	XXXXXX	XXXXXXXX	4350095112	XXXXXXXX	3	2	3	1	2	2	1	1	*** (OPEN) Missing Documentation - EV 2
COMMENT:   (Pg. 14) Guideline. All loans secured by Condominiums required a complete project questionnaire. Loan file missing the required HOA questionnaire for subject property. XX/XX/XXXX.  Exception received dated XX/XX/XXXX for an exception to waive condo questionnaire with an LTV  of 90%.  Compensating factors listed are Low DTI, years on the job 11+ months of reserves.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2
														COMMENT: The Servicing Information was not disclosed to the consumer on the initial or any revised LEs
SFX2SSCW2GZ	XXXXXX	XXXXXXXX	4350095078	XXXXXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Missing Documentation - EV 2
COMMENT:   (Pg. 14) Guideline. All loans secured by Condominiums required a complete project questionnaire. Loan file missing the required HOA questionnaire for subject property.  XX/XX/XXXX:  Received exception for waiving condo questionnaire.  Compensating factors are Low DTI, 6 months reserves, high discretionary income.

*** (OPEN) LTV Exception >5% and <10% - EV 2
														COMMENT: (Pg. 1) LTV Exception for 80%. Per Lender guidelines Bank Statement Matrix the Maximum LTV 75% base on loan amount upto $2MM. Exception approved XX/XX/XXXX with compensating Factors: Low DTI, Fico 794, Property in located in Playa Visa and 12 Months reserves.
OYMLVSN2KKZ	XXXXXX	XXXXXXXX	4350095092	XXXXXXXX	3	2	3	1	2	2	1	1	*** (OPEN) Bankruptcy History does not meet guidelines - EV 2
														COMMENT: (Pg. 10 of 16) (Pg. 39 or 45). BK discharged/Dismissed seasoning requirement 36 months. Borrower filed Chapter 13 BK XX/XXXX, dismissed XX/XX. Exception approval for Chapter 13 BK dismissed less than 36 months seasoning was no located in the loan file. XX/XX/XXXX. Received exception dated XX/XX/XXXX for exception to allow Chapter 13 bankruptcy within a 36 month period prior to closing. Compensating Factors were low DTI, number of years on the job, 12 months reserves and the housing history is 0 x 30 for 12 months.
0TQDWKXCY31	XXXXXX	XXXXXXXX	4350095080	XXXXXXXX	1	1	1	1	1	1	1	1
5TVLMKLRX2J	XXXXXX	XXXXXXXX	4350095098	XXXXXXXX	1	1	1	1	1	1	1	1
DIOUWN5EH3K	XXXXXX	XXXXXXXX	4350094726	XXXXXXXX	1	1	1	1	1	1	1	1
FMVLGZAIB5K	XXXXXX	XXXXXXXX	4350095096	XXXXXXXX	1	1	1	1	1	1	1	1